Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–98.80%
Aerospace & Defense–2.24%
Airbus SE (France)	13,999	$2,646,831
Boeing Co. (The)(b)	9,306	1,852,173
General Electric Co.	22,988	6,523,305
		11,022,309
Application Software–1.33%
Intuit, Inc.	15,156	6,553,151
Automobile Manufacturers–1.10%
Tesla, Inc.(b)	14,564	5,414,167
Biotechnology–2.07%
AbbVie, Inc.	34,963	7,604,103
argenx SE, ADR (Netherlands)(b)	3,503	2,558,066
		10,162,169
Broadline Retail–4.64%
Amazon.com, Inc.(b)	109,579	22,822,018
Building Products–0.85%
Johnson Controls International PLC	31,891	4,176,126
Construction Materials–0.52%
CRH PLC	24,363	2,561,039
Consumer Finance–2.09%
American Express Co.	18,804	5,687,834
Capital One Financial Corp.	24,977	4,556,554
		10,244,388
Consumer Staples Merchandise Retail–1.74%
BJ’s Wholesale Club Holdings, Inc.(b)	24,012	2,363,261
Walmart, Inc.	49,789	6,187,777
		8,551,038
Diversified Banks–3.50%
Fifth Third Bancorp	52,499	2,439,103
JPMorgan Chase & Co.	50,167	14,757,125
		17,196,228
Diversified Financial Services–0.58%
Equitable Holdings, Inc.	76,244	2,829,415
Electric Utilities–1.01%
PPL Corp.	129,527	4,947,931
Electrical Components & Equipment–1.46%
Eaton Corp. PLC	7,107	2,541,961
Hubbell, Inc.	9,486	4,655,159
		7,197,120
Environmental & Facilities Services–0.71%
Republic Services, Inc.	15,925	3,487,893
Fertilizers & Agricultural Chemicals–0.81%
Corteva, Inc.	47,679	3,991,209
Gas Utilities–1.33%
Atmos Energy Corp.	35,251	6,511,565
Shares		Value
Health Care Distributors–1.25%
Cencora, Inc.	19,600	$6,157,144
Health Care Equipment–1.90%
Abbott Laboratories	38,230	3,925,074
Medtronic PLC	62,649	5,428,536
		9,353,610
Health Care Facilities–0.77%
Tenet Healthcare Corp.(b)	20,056	3,784,768
Health Care REITs–0.67%
Welltower, Inc.(c)	16,701	3,301,955
Health Care Services–1.18%
CVS Health Corp.	80,470	5,779,355
Health Care Supplies–0.74%
Medline, Inc., Class A(b)	81,779	3,639,165
Heavy Electrical Equipment–0.59%
Siemens Energy AG, Class A (Germany)	16,676	2,875,767
Homebuilding–0.55%
D.R. Horton, Inc.	19,531	2,680,044
Hotels, Resorts & Cruise Lines–1.07%
Royal Caribbean Cruises Ltd.	19,039	5,239,152
Industrial Gases–1.09%
Linde PLC	10,806	5,357,183
Industrial Machinery & Supplies & Components–0.91%
Parker-Hannifin Corp.	4,992	4,469,038
Industrial REITs–1.07%
Prologis, Inc.	39,722	5,250,454
Insurance Brokers–0.71%
Marsh & McLennan Cos., Inc.	20,138	3,492,936
Integrated Oil & Gas–2.68%
Chevron Corp.	44,830	9,275,327
Suncor Energy, Inc. (Canada)	58,749	3,883,896
		13,159,223
Interactive Media & Services–9.20%
Alphabet, Inc., Class A	111,034	31,928,937
Meta Platforms, Inc., Class A	23,208	13,277,993
		45,206,930
Internet Services & Infrastructure–0.31%
MongoDB, Inc.(b)	6,287	1,538,869
Investment Banking & Brokerage–2.29%
Charles Schwab Corp. (The)	119,677	11,247,244
Life Sciences Tools & Services–0.52%
Lonza Group AG (Switzerland)	3,970	2,546,828
Multi-Utilities–0.52%
Public Service Enterprise Group, Inc.	31,450	2,545,878
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
Oil & Gas Exploration & Production–0.27%
Devon Energy Corp.	26,258	$1,321,303
Oil & Gas Storage & Transportation–1.24%
Cheniere Energy, Inc.	21,552	6,115,596
Passenger Ground Transportation–0.92%
Uber Technologies, Inc.(b)	63,154	4,542,667
Pharmaceuticals–2.36%
Eli Lilly and Co.	9,948	9,149,872
Merck & Co., Inc.	20,253	2,436,233
		11,586,105
Property & Casualty Insurance–0.48%
American International Group, Inc.	31,016	2,333,954
Rail Transportation–0.49%
Union Pacific Corp.	9,963	2,417,223
Restaurants–1.38%
Yum! Brands, Inc.	43,633	6,784,059
Semiconductor Materials & Equipment–3.09%
Applied Materials, Inc.	23,366	7,986,265
ASML Holding N.V., New York Shares (Netherlands)	5,437	7,181,353
		15,167,618
Semiconductors–14.54%
Advanced Micro Devices, Inc.(b)	21,705	4,415,448
ARM Holdings PLC, ADR(b)	15,768	2,385,383
Broadcom, Inc.	52,218	16,161,993
NVIDIA Corp.	253,777	44,258,709
Texas Instruments, Inc.	21,823	4,236,717
		71,458,250
Soft Drinks & Non-alcoholic Beverages–1.49%
Coca-Cola Co. (The)	96,213	7,316,999
Specialty Chemicals–0.32%
DuPont de Nemours, Inc.	33,901	1,552,666
Systems Software–6.44%
Microsoft Corp.	76,603	28,356,133
Shares		Value
Systems Software–(continued)
ServiceNow, Inc.(b)	31,562	$3,299,807
		31,655,940
Technology Hardware, Storage & Peripherals–7.30%
Apple, Inc.	130,855	33,209,691
Sandisk Corp.(b)	4,212	2,676,052
		35,885,743
Telecom Tower REITs–0.41%
American Tower Corp.	11,642	2,009,176
Tobacco–2.37%
Philip Morris International, Inc.	70,379	11,636,464
Transaction & Payment Processing Services–1.70%
Mastercard, Inc., Class A	16,717	8,352,816
Total Common Stocks & Other Equity Interests (Cost $291,622,336)		485,429,888
Money Market Funds–1.30%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	2,239,465	2,239,465
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	4,159,006	4,159,006
Total Money Market Funds (Cost $6,398,471)		6,398,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $298,020,807)		491,828,359
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.67%
Invesco Private Government Fund, 3.63%(d)(e)(f)	896,107	896,107
Invesco Private Prime Fund, 3.80%(d)(e)(f)	2,396,229	2,396,468
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,292,575)		3,292,575
TOTAL INVESTMENTS IN SECURITIES–100.77% (Cost $301,313,382)		495,120,934
OTHER ASSETS LESS LIABILITIES—(0.77)%		(3,768,346)
NET ASSETS–100.00%		$491,352,588
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$251,138	$8,043,275	$(6,054,948)	$-	$-	$2,239,465	$8,046
Invesco Treasury Portfolio, Institutional Class	466,400	14,937,511	(11,244,905)	-	-	4,159,006	14,853
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$851,434	$34,219,368	$(34,174,695)	$-	$-	$896,107	$20,179*
Invesco Private Prime Fund	2,213,853	71,779,809	(71,595,568)	-	(1,626)	2,396,468	52,086*
Total	$3,782,825	$128,979,963	$(123,070,116)	$-	$(1,626)	$9,691,046	$95,164

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$477,360,462	$8,069,426	$—	$485,429,888
Money Market Funds	6,398,471	3,292,575	—	9,691,046
Total Investments	$483,758,933	$11,362,001	$—	$495,120,934
Invesco V.I. Main Street Fund®